UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders

    (a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2025

Emerging Markets Bond Fund

Investor Class (PREMX)

This semi-annual shareholder report contains important information about Emerging Markets Bond Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Bond Fund - Investor Class	$50	0.99%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,881,566
Number of Portfolio Holdings	426

Portfolio Turnover Rate	31.5%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Mexico	7.5%
Brazil	6.3
Indonesia	5.8
Colombia	5.5
Chile	4.4
Türkiye	3.6
Peru	3.5
Argentina	3.3
Panama	3.3
Other	56.8

Top Ten Holdings (as a % of Net Assets)

Republic of Colombia	4.4%
Republic of Turkiye	3.6
Republic of Argentina	3.3
Republic of Brazil	3.3
Republic of Peru	3.1
Republic of South Africa	3.1
Republic of Sri Lanka	3.1
United Mexican States	3.1
Republic of Panama	3.0
Arab Republic of Egypt	2.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F110-053 8/25

Emerging Markets Bond Fund

Investor Class (PREMX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Emerging Markets Bond Fund

Advisor Class (PAIKX)

This semi-annual shareholder report contains important information about Emerging Markets Bond Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Bond Fund - Advisor Class	$58	1.15%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,881,566
Number of Portfolio Holdings	426

Portfolio Turnover Rate	31.5%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Mexico	7.5%
Brazil	6.3
Indonesia	5.8
Colombia	5.5
Chile	4.4
Türkiye	3.6
Peru	3.5
Argentina	3.3
Panama	3.3
Other	56.8

Top Ten Holdings (as a % of Net Assets)

Republic of Colombia	4.4%
Republic of Turkiye	3.6
Republic of Argentina	3.3
Republic of Brazil	3.3
Republic of Peru	3.1
Republic of South Africa	3.1
Republic of Sri Lanka	3.1
United Mexican States	3.1
Republic of Panama	3.0
Arab Republic of Egypt	2.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F210-053 8/25

Emerging Markets Bond Fund

Advisor Class (PAIKX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Emerging Markets Bond Fund

I Class (PRXIX)

This semi-annual shareholder report contains important information about Emerging Markets Bond Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Bond Fund - I Class	$35	0.69%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,881,566
Number of Portfolio Holdings	426

Portfolio Turnover Rate	31.5%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Mexico	7.5%
Brazil	6.3
Indonesia	5.8
Colombia	5.5
Chile	4.4
Türkiye	3.6
Peru	3.5
Argentina	3.3
Panama	3.3
Other	56.8

Top Ten Holdings (as a % of Net Assets)

Republic of Colombia	4.4%
Republic of Turkiye	3.6
Republic of Argentina	3.3
Republic of Brazil	3.3
Republic of Peru	3.1
Republic of South Africa	3.1
Republic of Sri Lanka	3.1
United Mexican States	3.1
Republic of Panama	3.0
Arab Republic of Egypt	2.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F530-053 8/25

Emerging Markets Bond Fund

I Class (PRXIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Emerging Markets Bond Fund

Z Class (TREZX)

This semi-annual shareholder report contains important information about Emerging Markets Bond Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Bond Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,881,566
Number of Portfolio Holdings	426

Portfolio Turnover Rate	31.5%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Mexico	7.5%
Brazil	6.3
Indonesia	5.8
Colombia	5.5
Chile	4.4
Türkiye	3.6
Peru	3.5
Argentina	3.3
Panama	3.3
Other	56.8

Top Ten Holdings (as a % of Net Assets)

Republic of Colombia	4.4%
Republic of Turkiye	3.6
Republic of Argentina	3.3
Republic of Brazil	3.3
Republic of Peru	3.1
Republic of South Africa	3.1
Republic of Sri Lanka	3.1
United Mexican States	3.1
Republic of Panama	3.0
Arab Republic of Egypt	2.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1248-053 8/25

Emerging Markets Bond Fund

Z Class (TREZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PREMX Emerging Markets Bond
Fund
PAIKX Emerging Markets Bond
Fund–
.
Advisor Class
PRXIX Emerging Markets Bond
Fund–
.
I Class
TREZX Emerging Markets Bond
Fund–
.
Z Class

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 9 .15 $ 9 .12 $ 8 .50 $ 10 .81 $ 11 .59 $ 11 .63
Investment
activities
Net investment
income
(1)(2)
0 .28 0 .52 0 .47 0 .44 0 .50 0 .54
Net realized and
unrealized gain/
loss 0 .17 0 .03
(3)
0 .62 ( 2 .31 ) ( 0 .78 ) ( 0 .05 )
Total from
investment
activities 0 .45 0 .55 1 .09 ( 1 .87 ) ( 0 .28 ) 0 .49
Distributions
Net investment
income ( 0 .28 ) ( 0 .52 ) ( 0 .47 ) ( 0 .44 ) ( 0 .48 ) ( 0 .51 )
Tax return of
capital — — — — ( 0 .02 ) ( 0 .02 )
Total distributions ( 0 .28 ) ( 0 .52 ) ( 0 .47 ) ( 0 .44 ) ( 0 .50 ) ( 0 .53 )
NET ASSET
VALUE
End of period $ 9 .32 $ 9 .15 $ 9 .12 $ 8 .50 $ 10 .81 $ 11 .59

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(4)
4 .96% 6 .17% 13 .26% ( 17 .31 ) % ( 2 .45 ) % 4 .62%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .99%
(5)
0 .98% 0 .98% 0 .99% 0 .91% 0 .90%
Net expenses
after waivers/
payments by
Price Associates 0 .99%
(5)
0 .98% 0 .98% 0 .99% 0 .91% 0 .90%
Net investment
income 6 .06%
(5)
5 .70% 5 .44% 4 .89% 4 .48% 4 .87%
Portfolio turnover
rate 31 .5% 40 .2% 23 .0% 36 .6% 38 .1% 58 .2%
Net assets, end of
period (in millions) $345 $352 $379 $540 $1,016 $1,715
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 9 .15 $ 9 .12 $ 8 .50 $ 10 .81 $ 11 .59 $ 11 .63
Investment
activities
Net investment
income
(1)(2)
0 .27 0 .50 0 .45 0 .42 0 .52 0 .54
Net realized and
unrealized gain/
loss 0 .17 0 .03
(3)
0 .62 ( 2 .30 ) ( 0 .83 ) ( 0 .09 )
Total from
investment
activities 0 .44 0 .53 1 .07 ( 1 .88 ) ( 0 .31 ) 0 .45
Distributions
Net investment
income ( 0 .27 ) ( 0 .50 ) ( 0 .45 ) ( 0 .43 ) ( 0 .45 ) ( 0 .47 )
Tax return of
capital — — — — ( 0 .02 ) ( 0 .02 )
Total distributions ( 0 .27 ) ( 0 .50 ) ( 0 .45 ) ( 0 .43 ) ( 0 .47 ) ( 0 .49 )
NET ASSET
VALUE
End of period $ 9 .32 $ 9 .15 $ 9 .12 $ 8 .50 $ 10 .81 $ 11 .59

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(4)
4 .87% 5 .99% 13 .06% ( 17 .43 ) % ( 2 .72 ) % 4 .30%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 2 .25%
(5)
2 .60% 1 .40% 1 .40% 1 .51% 1 .33%
Net expenses
after waivers/
payments by
Price Associates 1 .15%
(5)
1 .15% 1 .15% 1 .15% 1 .19% 1 .20%
Net investment
income 5 .89%
(5)
5 .52% 5 .27% 4 .74% 4 .62% 4 .86%
Portfolio turnover
rate 31 .5% 40 .2% 23 .0% 36 .6% 38 .1% 58 .2%
Net assets, end
of period (in
thousands) $78 $73 $87 $107 $209 $213
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 9 .14 $ 9 .11 $ 8 .49 $ 10 .80 $ 11 .58 $ 11 .62
Investment
activities
Net investment
income
(1)(2)
0 .29 0 .56 0 .49 0 .46 0 .52 0 .55
Net realized and
unrealized gain/
loss 0 .17 0 .02
(3)
0 .62 ( 2 .30 ) ( 0 .78 ) ( 0 .05 )
Total from
investment
activities 0 .46 0 .58 1 .11 ( 1 .84 ) ( 0 .26 ) 0 .50
Distributions
Net investment
income ( 0 .29 ) ( 0 .55 ) ( 0 .49 ) ( 0 .47 ) ( 0 .50 ) ( 0 .52 )
Tax return of
capital — — — — ( 0 .02 ) ( 0 .02 )
Total distributions ( 0 .29 ) ( 0 .55 ) ( 0 .49 ) ( 0 .47 ) ( 0 .52 ) ( 0 .54 )
NET ASSET
VALUE
End of period $ 9 .31 $ 9 .14 $ 9 .11 $ 8 .49 $ 10 .80 $ 11 .58

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(4)
5 .11% 6 .47% 13 .57% ( 17 .09 ) % ( 2 .30 ) % 4 .77%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .72%
(5)
0 .73% 0 .76% 0 .75% 0 .75% 0 .76%
Net expenses
after waivers/
payments by
Price Associates 0 .69%
(5)
0 .70% 0 .71% 0 .71% 0 .75% 0 .76%
Net investment
income 6 .35%
(5)
6 .11% 5 .74% 5 .22% 4 .61% 5 .03%
Portfolio turnover
rate 31 .5% 40 .2% 23 .0% 36 .6% 38 .1% 58 .2%
Net assets, end of
period (in millions) $1,642 $1,576 $632 $439 $474 $462
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 9 .15 $ 9 .12 $ 8 .51 $ 10 .82 $ 11 .60 $ 10 .11
Investment
activities
Net investment
income
(2)(3)
0 .32 0 .61 0 .55 0 .53 0 .60 0 .48
Net realized and
unrealized gain/
loss 0 .18 0 .03
(4)
0 .61 ( 2 .31 ) ( 0 .78 ) 1 .50
(4)
Total from
investment
activities 0 .50 0 .64 1 .16 ( 1 .78 ) ( 0 .18 ) 1 .98
Distributions
Net investment
income ( 0 .32 ) ( 0 .61 ) ( 0 .55 ) ( 0 .53 ) ( 0 .57 ) ( 0 .47 )
Tax return of
capital — — — — ( 0 .03 ) ( 0 .02 )
Total distributions ( 0 .32 ) ( 0 .61 ) ( 0 .55 ) ( 0 .53 ) ( 0 .60 ) ( 0 .49 )
NET ASSET
VALUE
End of period $ 9 .33 $ 9 .15 $ 9 .12 $ 8 .51 $ 10 .82 $ 11 .60

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(3)(5)
5 .57% 7 .21% 14 .22% ( 16 .45 ) % ( 1 .56 ) % 20 .07%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 0 .71%
(6)
0 .72% 0 .72% 0 .72% 0 .75% 0 .75%
(6)
Net expenses
after waivers/
payments by
Price Associates 0 .00%
(6)
0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
(6)
Net investment
income 7 .04%
(6)
6 .69% 6 .43% 5 .93% 5 .34% 5 .55%
(6)
Portfolio turnover
rate 31 .5% 40 .2% 23 .0% 36 .6% 38 .1% 58 .2%
Net assets, end of
period (in millions) $2,894 $3,009 $3,103 $2,964 $3,384 $3,105
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Emerging Markets Bond Fund
June 30, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 0.6%
Government Bonds 0.6%
Republic of Angola, 8.00%, 11/26/29 (USD)  6,048,000 5,500
Republic of Angola, 8.25%, 5/9/28 (USD)  11,839,000 11,176
Republic of Angola, 8.75%, 4/14/32 (USD)  3,405,000 3,012
Republic of Angola, 9.125%, 11/26/49 (USD)  3,285,000 2,551
Republic of Angola, 9.375%, 5/8/48 (USD)  6,060,000 4,830
Republic of Angola, 9.50%, 11/12/25 (USD)  400,000 402
Total Angola (Cost $27,950) 27,471
ARGENTINA 3.3%
Government Bonds 3.3%
Argentina Republic Treasury Bonds, 29.50%, 5/30/30  484,900,000 421
Republic of Argentina, 1.00%, 7/9/29 (USD)  62,424,000 52,405
Republic of Argentina, STEP, 0.75%, 7/9/30 (USD)  37,986,080 30,389
Republic of Argentina, STEP, 4.125%, 7/9/35 (USD)  50,508,705 34,104
Republic of Argentina, STEP, 5.00%, 1/9/38 (USD)  63,956,238 45,743
Total Argentina (Cost $130,934) 163,062
ARMENIA 0.4%
Government Bonds 0.4%
Republic of Armenia, 6.75%, 3/12/35 (USD) (1) 20,670,000 20,133
Total Armenia (Cost $20,169) 20,133
AZERBAIJAN 0.3%
Government Bonds 0.3%
Republic of Azerbaijan, 3.50%, 9/1/32 (USD)  15,396,000 13,800
Total Azerbaijan (Cost $13,458) 13,800
BAHRAIN 0.7%
Government Bonds 0.7%
Kingdom of Bahrain, 6.75%, 9/20/29 (USD)  7,925,000 8,076
Kingdom of Bahrain, 7.00%, 10/12/28 (USD)  26,625,000 27,326
Total Bahrain (Cost $36,085) 35,402

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
BARBADOS 0.4%
Government Bonds 0.4%
Government of Barbados, 8.00%, 6/26/35 (USD) (1) 17,050,000 17,140
Total Barbados (Cost $17,053) 17,140
BENIN 0.0%
Government Bonds 0.0%
Republic of Benin, 7.96%, 2/13/38 (USD)  645,000 612
Total Benin (Cost $584) 612
BRAZIL 6.3%
Corporate Bonds 2.7%
Aegea Finance, 9.00%, 1/20/31 (USD) (1) 7,780,000 8,268
Cosan Luxembourg, 7.25%, 6/27/31 (USD) (1) 9,060,000 9,413
Cosan Overseas, 8.25% (USD) (2) 6,515,000 6,579
CSN Resources, 4.625%, 6/10/31 (USD)  2,400,000 1,891
CSN Resources, 8.875%, 12/5/30 (USD)  19,645,000 19,477
FS Luxembourg, 8.625%, 6/25/33 (USD) (1) 11,060,000 10,927
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)  31,100,000 29,422
Globo Comunicacao e Participacoes, 5.50%, 1/14/32
(USD) (1) 8,620,000 8,092
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  8,695,000 8,163
Raizen Fuels Finance, 6.25%, 7/8/32 (USD) (1) 10,400,000 10,335
Sitios Latinoamerica, 5.375%, 4/4/32 (USD) (1) 20,620,000 20,343
132,910
Government Bonds 3.6%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/29  31,475,000 5,318
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  54,272,000 8,771
Republic of Brazil, 5.00%, 1/27/45 (USD)  9,881,000 7,536
Republic of Brazil, 5.50%, 11/6/30 (USD)  14,110,000 14,157
Republic of Brazil, 6.00%, 10/20/33 (USD)  11,645,000 11,574
Republic of Brazil, 6.125%, 3/15/34 (USD)  39,105,000 38,814
Republic of Brazil, 6.25%, 3/18/31 (USD)  18,825,000 19,500
Republic of Brazil, 6.625%, 3/15/35 (USD)  48,855,000 49,418
Republic of Brazil, 7.125%, 1/20/37 (USD)  13,275,000 14,220

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Brazil, 7.125%, 5/13/54 (USD)  3,880,000 3,725
173,033
Total Brazil (Cost $302,263) 305,943
BULGARIA 0.4%
Government Bonds 0.4%
Republic of Bulgaria, 4.50%, 1/27/33 (EUR) (1) 8,336,000 10,670
Republic of Bulgaria, Series 13Y, 5.00%, 3/5/37 (USD)  6,610,000 6,469
Republic of Bulgaria, Series 12.5, 4.875%, 5/13/36 (EUR)  2,275,000 2,980
Total Bulgaria (Cost $17,655) 20,119
CHILE 4.4%
Corporate Bonds 3.1%
AES Andes, VR, 8.15%, 6/10/55 (USD) (1)(3) 14,330,000 14,855
Agrosuper, 4.60%, 1/20/32 (USD) (1) 21,563,000 20,145
Banco Santander Chile, 3.177%, 10/26/31 (USD) (1) 11,853,000 10,792
Celulosa Arauco y Constitucion, 3.875%, 11/2/27 (USD)  5,545,000 5,428
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD) (1) 6,610,000 6,333
Celulosa Arauco y Constitucion, 6.18%, 5/5/32 (USD) (1) 4,470,000 4,564
Chile Electricity Mpc II, 5.58%, 10/20/35 (USD) (1) 10,557,054 10,574
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29 (USD)  3,775,000 3,509
Corp. Nacional del Cobre de Chile, 3.15%, 1/14/30 (USD) (1) 4,995,000 4,648
Corp. Nacional del Cobre de Chile, 3.70%, 1/30/50 (USD) (1) 6,350,000 4,312
Corp. Nacional del Cobre de Chile, 5.125%, 2/2/33 (USD) (1) 6,170,000 6,014
Corp. Nacional del Cobre de Chile, 5.95%, 1/8/34 (USD)  8,890,000 9,081
Corp. Nacional del Cobre de Chile, 6.33%, 1/13/35 (USD) (1) 14,291,000 14,865
Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36 (USD) (1) 9,700,000 10,170
Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/50
(USD)  14,510,000 8,598
Empresa de Transporte de Pasajeros Metro, 3.693%, 9/13/61
(USD) (1) 4,825,000 3,127
Empresa de Transporte de Pasajeros Metro, 4.70%, 5/7/50
(USD) (1) 14,000,000 11,369
Inversiones CMPC, 6.125%, 2/26/34 (USD)  1,080,000 1,108
149,492
Government Bonds 1.3%
Bonos de la Tesoreria de la Republica en pesos, 6.00%,
4/1/33 (1) 21,320,000,000 23,476
Republic of Chile, 3.75%, 1/14/32 (EUR)  5,290,000 6,354

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Chile, 5.65%, 1/13/37 (USD)  34,320,000 35,439
65,269
Total Chile (Cost $224,415) 214,761
CHINA 0.3%
Convertible Bonds 0.3%
Alibaba Group Holding, 0.50%, 6/1/31 (USD)  6,550,000 8,300
JD.com, 0.25%, 6/1/29 (USD)  8,185,000 8,516
Total China (Cost $19,858) 16,816
COLOMBIA 5.5%
Corporate Bonds 0.9%
Banco de Bogota, 4.375%, 8/3/27 (USD)  1,500,000 1,475
Banco de Bogota, 6.25%, 5/12/26 (USD)  12,300,000 12,346
Ecopetrol, 8.375%, 1/19/36 (USD)  5,230,000 5,050
Ecopetrol, 8.875%, 1/13/33 (USD)  23,480,000 24,239
43,110
Government Bonds 4.4%
Republic of Colombia, 3.125%, 4/15/31 (USD)  17,680,000 14,562
Republic of Colombia, 4.125%, 5/15/51 (USD)  22,495,000 12,860
Republic of Colombia, 5.00%, 6/15/45 (USD)  40,650,000 27,520
Republic of Colombia, 5.625%, 2/26/44 (USD)  22,000,000 16,314
Republic of Colombia, 6.125%, 1/18/41 (USD)  10,790,000 8,815
Republic of Colombia, 7.375%, 4/25/30 (USD)  9,300,000 9,638
Republic of Colombia, 7.50%, 2/2/34 (USD)  32,425,000 32,322
Republic of Colombia, 7.75%, 11/7/36 (USD)  15,330,000 15,015
Republic of Colombia, 8.00%, 4/20/33 (USD)  41,070,000 42,546
Republic of Colombia, 8.00%, 11/14/35 (USD)  12,370,000 12,454
Republic of Colombia, 8.375%, 11/7/54 (USD)  11,135,000 10,609
Republic of Colombia, 8.50%, 4/25/35 (USD)  9,100,000 9,464
Republic of Colombia, 8.75%, 11/14/53 (USD)  4,450,000 4,418
216,537
Private Investment Company 0.2%
Bona Fide Investments Feeder LLC, Acquisition Date: 6/7/23,
Cost $3,644 (USD) (4)(5) † 5,325

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Bona Fide Investments Holdings III, Acquisition Date: 6/14/24,
Cost $2,915 (USD) (4)(5) † 3,249
8,574
Total Colombia (Cost $284,694) 268,221
COSTA RICA 0.6%
Government Bonds 0.6%
Republic of Costa Rica, 5.625%, 4/30/43 (USD)  9,500,000 8,541
Republic of Costa Rica, 6.125%, 2/19/31 (USD)  4,420,000 4,555
Republic of Costa Rica, 7.00%, 4/4/44 (USD)  1,650,000 1,691
Republic of Costa Rica, 7.30%, 11/13/54 (USD) (1) 11,806,000 12,258
Total Costa Rica (Cost $27,138) 27,045
CÔTE D'IVOIRE 3.2%
Government Bonds 3.2%
Republic of Côte d'Ivoire, 6.875%, 4/1/28 (1) 9,403,000,000 16,734
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR)  2,583,000 2,732
Republic of Ivory Coast, 6.125%, 6/15/33 (USD)  84,615,000 77,068
Republic of Ivory Coast, 6.625%, 3/22/48 (EUR)  26,585,000 24,476
Republic of Ivory Coast, 7.625%, 1/30/33 (USD) (1) 15,650,000 15,473
Republic of Ivory Coast, 7.625%, 1/30/33 (USD)  470,000 465
Republic of Ivory Coast, 8.075%, 4/1/36 (USD) (1) 12,080,000 11,675
Republic of Ivory Coast, 8.25%, 1/30/37 (USD)  6,800,000 6,567
Total Côte d'Ivoire (Cost $152,244) 155,190
CZECH REPUBLIC 0.2%
Corporate Bonds 0.2%
Czechoslovak Group, 6.50%, 1/10/31 (USD) (1) 7,110,000 7,181
Total Czech Republic (Cost $7,110) 7,181
DOMINICAN REPUBLIC 1.6%
Government Bonds 1.6%
Dominican Republic, 4.50%, 1/30/30 (USD) (1) 7,580,000 7,216
Dominican Republic, 4.875%, 9/23/32 (USD) (1) 2,535,000 2,347
Dominican Republic, 5.50%, 2/22/29 (USD) (1) 7,345,000 7,331
Dominican Republic, 5.875%, 1/30/60 (USD)  9,220,000 7,762
Dominican Republic, 6.85%, 1/27/45 (USD)  25,875,000 25,662
Dominican Republic, 6.95%, 3/15/37 (USD) (1) 14,455,000 14,718

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Dominican Republic, 7.05%, 2/3/31 (USD) (1) 9,950,000 10,449
Dominican Republic, 10.50%, 3/15/37 (1) 55,500,000 928
Dominican Republic, 10.75%, 6/1/36 (1) 19,550,000 340
Total Dominican Republic (Cost $78,276) 76,753
ECUADOR 1.8%
Government Bonds 1.8%
Republic of Ecuador, STEP, 5.00%, 7/31/40 (USD)  14,553,000 9,197
Republic of Ecuador, STEP, 5.50%, 7/31/35 (USD)  44,243,466 32,220
Republic of Ecuador, STEP, 6.90%, 7/31/30 (USD) (1) 42,717,331 37,217
Republic of Ecuador, STEP, 6.90%, 7/31/30 (USD)  9,680,000 8,434
Total Ecuador (Cost $71,104) 87,068
EGYPT 2.9%
Government Bonds 2.9%
Arab Republic of Egypt, 5.80%, 9/30/27 (USD)  16,159,000 15,855
Arab Republic of Egypt, 6.588%, 2/21/28 (USD)  3,490,000 3,498
Arab Republic of Egypt, 7.30%, 9/30/33 (USD)  3,338,000 2,969
Arab Republic of Egypt, 7.50%, 2/16/61 (USD)  9,725,000 7,092
Arab Republic of Egypt, 7.60%, 3/1/29 (USD)  28,421,000 28,672
Arab Republic of Egypt, 7.903%, 2/21/48 (USD) (1) 800,000 615
Arab Republic of Egypt, 8.50%, 1/31/47 (USD) (1) 24,290,000 19,741
Arab Republic of Egypt, 8.50%, 1/31/47 (USD)  49,827,000 40,496
Arab Republic of Egypt, 8.625%, 2/4/30 (USD) (1) 14,740,000 14,919
Arab Republic of Egypt, 9.45%, 2/4/33 (USD)  8,400,000 8,511
Total Egypt (Cost $142,466) 142,368
EL SALVADOR 1.8%
Government Bonds 1.8%
Republic of El Salvador, 0.25%, 4/17/30 (USD) (1) 9,700,000 223
Republic of El Salvador, 6.375%, 1/18/27 (USD)  950,000 945
Republic of El Salvador, 7.125%, 1/20/50 (USD)  160,000 134
Republic of El Salvador, 7.625%, 2/1/41 (USD)  3,753,000 3,462
Republic of El Salvador, 7.65%, 6/15/35 (USD)  27,181,000 26,366
Republic of El Salvador, 8.25%, 4/10/32 (USD)  7,026,000 7,134
Republic of El Salvador, 9.25%, 4/17/30 (USD) (1) 26,500,000 28,123
Republic of El Salvador, 9.50%, 7/15/52 (USD)  10,930,000 11,244
Republic of El Salvador, 9.65%, 11/21/54 (USD) (1) 5,860,000 6,050

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of El Salvador, 9.65%, 11/21/54 (USD)  3,340,000 3,449
Total El Salvador (Cost $79,714) 87,130
GAMBIA 0.0%
Corporate Bonds 0.0%
Africell Holding, 10.50%, 10/23/29 (USD) (1) 850,000 829
Total Gambia (Cost $850) 829
GHANA 1.4%
Corporate Bonds 0.1%
Kosmos Energy, 8.75%, 10/1/31 (USD) (1) 3,950,000 2,930
2,930
Government Bonds 1.3%
Republic of Ghana, STEP, 5.00%, 7/3/29 (USD) (1) 350,900 330
Republic of Ghana, STEP, 5.00%, 7/3/29 (USD)  15,248,420 14,332
Republic of Ghana, STEP, 5.00%, 7/3/35 (USD) (1) 379,600 296
Republic of Ghana, STEP, 5.00%, 7/3/35 (USD)  56,895,101 44,407
Republic of Ghana, Zero Coupon, 7/3/26 (USD) (1) 34,800 34
Republic of Ghana, Zero Coupon, 7/3/26 (USD)  1,512,240 1,470
Republic of Ghana, Zero Coupon, 1/3/30 (USD) (1) 68,415 57
Republic of Ghana, Zero Coupon, 1/3/30 (USD)  2,730,344 2,289
63,215
Total Ghana (Cost $62,639) 66,145
GRENADA 0.0%
Government Bonds 0.0%
Government of Grenada, 7.00%, 5/12/30 (USD)  1,828,183 1,764
Total Grenada (Cost $1,695) 1,764
GUATEMALA 1.1%
Government Bonds 1.1%
Republic of Guatemala, 4.50%, 5/3/26 (USD) (1) 1,475,000 1,464
Republic of Guatemala, 4.875%, 2/13/28 (USD)  9,050,000 8,963
Republic of Guatemala, 4.90%, 6/1/30 (USD) (1) 698,000 685
Republic of Guatemala, 5.25%, 8/10/29 (USD) (1) 7,080,000 7,045
Republic of Guatemala, 6.125%, 6/1/50 (USD)  8,265,000 7,506

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Guatemala, 6.55%, 2/6/37 (USD) (1) 3,760,000 3,802
Republic of Guatemala, 6.60%, 6/13/36 (USD) (1) 4,982,000 5,065
Republic of Guatemala, 7.05%, 10/4/32 (USD) (1) 19,690,000 20,965
Total Guatemala (Cost $55,247) 55,495
INDIA 2.1%
Corporate Bonds 0.5%
ABJA Investment, 5.45%, 1/24/28 (USD)  3,754,000 3,801
Greenko Power II, 4.30%, 12/13/28 (USD)  10,646,625 10,026
State Bank of India, 5.00%, 1/17/29 (USD)  10,540,000 10,677
24,504
Government Bonds 1.6%
Export-Import Bank of India, 2.25%, 1/13/31 (USD) (1) 5,545,000 4,878
Export-Import Bank of India, 2.25%, 1/13/31 (USD)  14,790,000 13,009
Export-Import Bank of India, 3.25%, 1/15/30 (USD)  49,031,000 46,189
Republic of India, 6.79%, 10/7/34  947,940,000 11,392
75,468
Total India (Cost $103,366) 99,972
INDONESIA 5.8%
Corporate Bonds 1.9%
Bank Negara Indonesia Persero, 3.75%, 3/30/26 (USD)  13,777,000 13,639
Minejesa Capital, 5.625%, 8/10/37 (USD)  24,450,000 23,568
Pertamina Persero, 5.625%, 5/20/43 (USD)  10,696,000 10,119
Pertamina Persero, 6.00%, 5/3/42 (USD)  17,000,000 16,787
Perusahaan Listrik Negara, 3.875%, 7/17/29 (USD) (1) 4,730,000 4,583
Perusahaan Listrik Negara, 4.00%, 6/30/50 (USD)  13,850,000 9,764
Perusahaan Listrik Negara, 4.125%, 5/15/27 (USD)  1,000,000 991
Perusahaan Listrik Negara, 4.375%, 2/5/50 (USD) (1) 400,000 304
Perusahaan Listrik Negara, 6.15%, 5/21/48 (USD)  9,600,000 9,359
89,114
Government Bonds 3.9%
Perusahaan Penerbit, 2.80%, 6/23/30 (USD)  34,850,000 32,333
Perusahaan Penerbit, 4.15%, 3/29/27 (USD)  14,055,000 14,099
Perusahaan Penerbit, 4.40%, 3/1/28 (USD)  400,000 404
Perusahaan Penerbit, 4.45%, 2/20/29 (USD)  3,658,000 3,688
Republic of Indonesia, 3.50%, 1/11/28 (USD)  3,412,000 3,366
Republic of Indonesia, 4.55%, 1/11/28 (USD)  4,500,000 4,541

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Indonesia, 4.625%, 4/15/43 (USD)  48,980,000 44,060
Republic of Indonesia, 5.15%, 9/10/54 (USD)  11,790,000 11,085
Republic of Indonesia, 5.25%, 1/17/42 (USD)  23,820,000 23,408
Republic of Indonesia, 5.60%, 1/15/35 (USD)  30,000,000 31,349
Republic of Indonesia, Series 103, 6.75%, 7/15/35  372,460,000,000 23,151
191,484
Total Indonesia (Cost $299,292) 280,598
IRAQ 0.0%
Government Bonds 0.0%
Republic of Iraq, 5.80%, 1/15/28 (USD)  520,125 516
Total Iraq (Cost $496) 516
JAMAICA 0.6%
Corporate Bonds 0.6%
Kingston Airport Revenue Finance, 6.75%, 12/15/36
(USD) (1) 17,165,000 17,275
TransJamaican Highway, 5.75%, 10/10/36 (USD) (1) 6,891,228 6,406
TransJamaican Highway, 5.75%, 10/10/36 (USD)  2,827,721 2,628
26,309
Government Bonds 0.0%
Government of Jamaica, 7.875%, 7/28/45 (USD)  1,475,000 1,725
1,725
Total Jamaica (Cost $28,890) 28,034
JORDAN 0.6%
Government Bonds 0.6%
Kingdom of Jordan, 5.85%, 7/7/30 (USD)  7,275,000 7,016
Kingdom of Jordan, 7.50%, 1/13/29 (USD) (1) 12,470,000 12,821
Kingdom of Jordan, 7.75%, 1/15/28 (USD) (1) 9,490,000 9,829
Total Jordan (Cost $28,939) 29,666
KAZAKHSTAN 0.6%
Corporate Bonds 0.6%
KazMunayGas National, 3.50%, 4/14/33 (USD)  1,200,000 1,042

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
KazMunayGas National, 5.75%, 4/19/47 (USD)  32,140,000 28,008
Total Kazakhstan (Cost $30,513) 29,050
KENYA 0.0%
Government Bonds 0.0%
Republic of Kenya, 7.25%, 2/28/28 (USD)  1,085,000 1,067
Republic of Kenya, 8.00%, 5/22/32 (USD)  400,000 375
Republic of Kenya, 8.25%, 2/28/48 (USD) (1) 600,000 488
Total Kenya (Cost $2,005) 1,930
KUWAIT 0.4%
Corporate Bonds 0.4%
MEGlobal Canada, 5.875%, 5/18/30 (USD)  17,081,000 17,699
Total Kuwait (Cost $18,219) 17,699
KYRGYZSTAN 0.0%
Government Bonds 0.0%
Kyrgyz Republic, 7.75%, 6/3/30 (USD) (1) 900,000 888
Total Kyrgyzstan (Cost $891) 888
LEBANON 0.2%
Government Bonds 0.2%
Lebanese Republic, Series 89, 8.25%, 5/17/34 (USD) (5)(6) 45,825,000 8,753
Total Lebanon (Cost $7,639) 8,753
MALAYSIA 1.9%
Government Bonds 1.9%
Government of Malaysia, Series 0419, 3.828%, 7/5/34  389,525,000 94,750
Total Malaysia (Cost $92,471) 94,750
MAURITIUS 0.0%
Corporate Bonds 0.0%
Axian Telecom, 7.375%, 2/16/27 (USD)  500,000 508
Total Mauritius (Cost $474) 508

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MEXICO 7.5%
Corporate Bonds 1.6%
Banco Mercantil del Norte, VR, 7.625% (USD) (2)(3) 9,500,000 9,473
Banco Mercantil del Norte, VR, 8.375% (USD) (2)(3) 4,550,000 4,722
BBVA Mexico, VR, 5.125%, 1/18/33 (USD) (3) 14,320,000 13,772
BBVA Mexico, VR, 5.875%, 9/13/34 (USD) (3) 10,640,000 10,463
BBVA Mexico, VR, 8.125%, 1/8/39 (USD) (1)(3) 6,710,000 6,940
BBVA Mexico, VR, 8.45%, 6/29/38 (USD) (1)(3) 19,590,000 20,732
Saavi Energia, 8.875%, 2/10/35 (USD) (1) 7,260,000 7,585
Saavi Energia, 8.875%, 2/10/35 (USD)  6,020,000 6,290
79,977
Government Bonds 5.9%
Petroleos Mexicanos, 4.50%, 1/23/26 (USD)  13,925,000 13,746
Petroleos Mexicanos, 5.95%, 1/28/31 (USD)  6,670,000 6,036
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  26,430,000 26,263
Petroleos Mexicanos, 6.50%, 6/2/41 (USD)  23,679,000 17,604
Petroleos Mexicanos, 8.75%, 6/2/29 (USD)  31,423,000 32,575
Petroleos Mexicanos, 10.00%, 2/7/33 (USD)  38,133,000 40,851
United Mexican States, 3.50%, 2/12/34 (USD)  22,200,000 18,687
United Mexican States, 5.85%, 7/2/32 (USD)  14,120,000 14,307
United Mexican States, 6.00%, 5/7/36 (USD)  20,090,000 19,877
United Mexican States, 6.35%, 2/9/35 (USD)  37,125,000 38,075
United Mexican States, 6.625%, 1/29/38 (USD)  6,060,000 6,160
United Mexican States, 6.875%, 5/13/37 (USD)  34,610,000 36,182
United Mexican States, 7.375%, 5/13/55 (USD)  16,640,000 17,218
287,581
Total Mexico (Cost $361,776) 367,558
MOLDOVA 0.0%
Corporate Bonds 0.0%
Aragvi Finance International, 11.125%, 11/20/29 (USD) (1) 520,000 525
Total Moldova (Cost $516) 525
MONTENEGRO 1.0%
Government Bonds 1.0%
Government of Montenegro, 7.25%, 3/12/31 (USD)  4,875,000 5,058
Republic of Montenegro, 4.875%, 4/1/32 (1) 10,220,000 11,939

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Montenegro, 7.25%, 3/12/31 (USD) (1) 28,780,000 29,863
Total Montenegro (Cost $44,894) 46,860
MOROCCO 0.7%
Corporate Bonds 0.4%
OCP, 6.70%, 3/1/36 (USD)  8,040,000 8,094
OCP, 7.50%, 5/2/54 (USD) (1) 11,060,000 11,077
Vivo Energy Investments, 5.125%, 9/24/27 (USD) (1) 220,000 216
19,387
Government Bonds 0.3%
Kingdom of Morocco, 4.00%, 12/15/50 (USD)  21,421,000 14,617
Kingdom of Morocco, 6.50%, 9/8/33 (USD)  615,000 649
15,266
Total Morocco (Cost $34,682) 34,653
NIGERIA 0.9%
Government Bonds 0.9%
Republic of Nigeria, 6.125%, 9/28/28 (USD)  825,000 790
Republic of Nigeria, 6.50%, 11/28/27 (USD) (1) 480,000 477
Republic of Nigeria, 7.143%, 2/23/30 (USD) (1) 1,600,000 1,525
Republic of Nigeria, 7.625%, 11/28/47 (USD) (1) 400,000 319
Republic of Nigeria, 7.875%, 2/16/32 (USD)  9,732,000 9,252
Republic of Nigeria, 10.375%, 12/9/34 (USD) (1) 5,961,000 6,285
Republic of Nigeria OMO Bill, Series 169D, 26.69%, 11/11/25  42,033,192,000 24,806
Total Nigeria (Cost $41,621) 43,454
OMAN 1.9%
Corporate Bonds 0.2%
Oryx Funding, 5.80%, 2/3/31 (USD)  8,473,000 8,621
8,621
Government Bonds 1.7%
Sultanate of Oman, 4.75%, 6/15/26 (USD)  6,325,000 6,314
Sultanate of Oman, 5.375%, 3/8/27 (USD)  18,495,000 18,695
Sultanate of Oman, 5.625%, 1/17/28 (USD)  9,500,000 9,720
Sultanate of Oman, 6.25%, 1/25/31 (USD)  2,825,000 3,004
Sultanate of Oman, 6.50%, 3/8/47 (USD)  3,561,000 3,614

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Sultanate of Oman, 6.75%, 10/28/27 (USD) (1) 14,500,000 15,192
Sultanate of Oman, 6.75%, 10/28/27 (USD)  9,200,000 9,639
Sultanate of Oman, 6.75%, 1/17/48 (USD)  10,320,000 10,678
Sultanate of Oman, 7.00%, 1/25/51 (USD) (1) 6,520,000 6,943
83,799
Total Oman (Cost $89,701) 92,420
PAKISTAN 0.6%
Government Bonds 0.6%
Islamic Republic of Pakistan, 6.00%, 4/8/26 (USD)  470,000 463
Islamic Republic of Pakistan, 6.875%, 12/5/27 (USD)  16,020,000 15,163
Islamic Republic of Pakistan, 7.375%, 4/8/31 (USD)  2,954,000 2,632
Islamic Republic of Pakistan, 7.875%, 3/31/36 (USD)  12,588,000 10,255
Islamic Republic of Pakistan, 8.25%, 9/30/25 (USD)  475,000 475
Total Pakistan (Cost $30,893) 28,988
PANAMA 3.3%
Corporate Bonds 0.4%
Aeropuerto Internacional de Tocumen, 4.00%, 8/11/41
(USD) (1) 1,995,000 1,503
Banco General, VR, 5.25% (USD) (1)(2)(3) 7,325,000 6,611
Banco Nacional de Panama, 2.50%, 8/11/30 (USD) (1) 8,795,000 7,375
C&W Senior Finance, 9.00%, 1/15/33 (USD) (1) 2,915,000 2,984
18,473
Government Bonds 2.9%
Republic of Panama, 6.40%, 2/14/35 (USD)  65,395,000 63,828
Republic of Panama, 6.70%, 1/26/36 (USD)  11,655,000 11,619
Republic of Panama, 6.853%, 3/28/54 (USD)  10,890,000 10,004
Republic of Panama, 6.875%, 1/31/36 (USD)  1,715,000 1,709
Republic of Panama, 7.50%, 3/1/31 (USD)  5,200,000 5,546
Republic of Panama, 7.875%, 3/1/57 (USD)  9,800,000 9,996
Republic of Panama, 8.00%, 3/1/38 (USD)  38,804,000 41,678
144,380
Total Panama (Cost $163,183) 162,853

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PARAGUAY 1.0%
Corporate Bonds 0.2%
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD) (1) 8,347,000 8,316
8,316
Government Bonds 0.8%
Republic of Paraguay, 4.95%, 4/28/31 (USD) (1) 9,730,000 9,687
Republic of Paraguay, 4.95%, 4/28/31 (USD)  225,000 224
Republic of Paraguay, 5.40%, 3/30/50 (USD) (1) 2,085,000 1,793
Republic of Paraguay, 5.40%, 3/30/50 (USD)  13,539,000 11,643
Republic of Paraguay, 5.60%, 3/13/48 (USD)  5,490,000 4,900
Republic of Paraguay, 5.85%, 8/21/33 (USD) (1) 720,000 737
Republic of Paraguay, 6.00%, 2/9/36 (USD) (1) 4,135,000 4,214
Republic of Paraguay, 6.00%, 2/9/36 (USD)  6,875,000 7,006
Republic of Paraguay, 6.10%, 8/11/44 (USD)  1,000,000 962
Republic of Paraguay, 8.50%, 3/4/35 (PYG) (1) 7,000,000,000 848
42,014
Total Paraguay (Cost $54,835) 50,330
PERU 3.5%
Corporate Bonds 0.4%
Consorcio Transmantaro, 4.70%, 4/16/34 (USD) (1) 3,315,000 3,185
Lima Metro Line 2 Finance, 5.875%, 7/5/34 (USD)  3,360,223 3,410
Scotiabank Peru, VR, 6.10%, 10/1/35 (USD) (1)(3) 9,940,000 10,109
16,704
Government Bonds 3.1%
Republic of Peru, 2.78%, 12/1/60 (USD)  28,975,000 15,639
Republic of Peru, 3.30%, 3/11/41 (USD)  6,250,000 4,653
Republic of Peru, 3.55%, 3/10/51 (USD)  6,625,000 4,568
Republic of Peru, 5.375%, 2/8/35 (USD)  32,535,000 32,557
Republic of Peru, 5.625%, 11/18/50 (USD)  42,445,000 40,439
Republic of Peru, 6.20%, 6/30/55 (USD)  13,260,000 13,336
Republic of Peru, 6.85%, 8/12/35 (1) 49,200,000 14,340
Republic of Peru, 7.60%, 8/12/39 (1) 50,300,000 15,111
Republic of Peru, 8.75%, 11/21/33 (USD)  10,112,000 12,378
153,021
Total Peru (Cost $179,842) 169,725

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PHILIPPINES 1.6%
Corporate Bonds 0.9%
Globe Telecom, 2.50%, 7/23/30 (USD)  6,800,000 6,080
Globe Telecom, 3.00%, 7/23/35 (USD)  6,650,000 5,377
International Container Terminal Services, 4.75%, 6/17/30
(USD)  15,260,000 15,236
Manila Water, 4.375%, 7/30/30 (USD)  16,950,000 16,528
43,221
Government Bonds 0.7%
Republic of Philippines, 2.65%, 12/10/45 (USD)  38,175,000 24,795
Republic of Philippines, 4.625%, 7/17/28 (USD)  1,440,000 1,453
Republic of Philippines, 6.25%, 1/14/36  622,000,000 10,812
37,060
Total Philippines (Cost $94,105) 80,281
POLAND 1.4%
Government Bonds 1.4%
Republic of Poland, Series 10Y, 5.125%, 9/18/34 (USD)  15,593,000 15,689
Republic of Poland, Series 10Y, 5.375%, 2/12/35 (USD)  18,780,000 19,167
Republic of Poland, Series 30Y, 5.50%, 4/4/53 (USD)  6,310,000 5,887
Republic of Poland, Series 30Y, 5.50%, 3/18/54 (USD)  21,050,000 19,584
Republic of Poland, Series 5Y, 4.875%, 2/12/30 (USD)  9,537,000 9,735
Total Poland (Cost $69,277) 70,062
QATAR 1.7%
Corporate Bonds 0.9%
Ooredoo International Finance, 2.625%, 4/8/31 (USD) (1) 9,000,000 8,114
QatarEnergy, 2.25%, 7/12/31 (USD) (1) 13,825,000 12,127
QatarEnergy, 2.25%, 7/12/31 (USD)  10,050,000 8,816
QatarEnergy, 3.125%, 7/12/41 (USD) (1) 20,475,000 15,141
44,198
Government Bonds 0.8%
State of Qatar, 4.817%, 3/14/49 (USD)  40,500,000 36,415
36,415
Total Qatar (Cost $106,709) 80,613

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ROMANIA 1.3%
Corporate Bonds 0.4%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (3) 17,577,000 21,562
21,562
Government Bonds 0.9%
Republic of Romania, 2.625%, 12/2/40 (EUR)  3,400,000 2,500
Republic of Romania, 4.00%, 2/14/51 (USD)  9,500,000 5,959
Republic of Romania, 5.50%, 9/18/28 (EUR)  16,380,000 20,135
Republic of Romania, 5.75%, 3/24/35 (USD) (1) 7,100,000 6,575
Republic of Romania, 6.375%, 1/30/34 (USD) (1) 8,874,000 8,708
43,877
Total Romania (Cost $65,766) 65,439
SAUDI ARABIA 2.0%
Corporate Bonds 0.7%
Gaci First Investment, 5.125%, 2/14/53 (USD)  23,329,000 20,007
Greensaif Pipelines Bidco, 5.853%, 2/23/36 (USD) (1) 9,750,000 9,871
Greensaif Pipelines Bidco, 6.129%, 2/23/38 (USD)  4,600,000 4,746
34,624
Government Bonds 1.3%
Kingdom of Saudi Arabia, 3.45%, 2/2/61 (USD) (1) 465,000 289
Kingdom of Saudi Arabia, 3.75%, 1/21/55 (USD)  6,350,000 4,344
Kingdom of Saudi Arabia, 4.50%, 4/22/60 (USD) (1) 585,000 457
Kingdom of Saudi Arabia, 4.75%, 1/16/30 (USD) (1) 13,740,000 13,882
Kingdom of Saudi Arabia, 4.875%, 7/18/33 (USD)  6,300,000 6,331
Kingdom of Saudi Arabia, 5.00%, 4/17/49 (USD)  15,100,000 13,172
Saudi Arabian Oil, 3.50%, 4/16/29 (USD)  10,277,000 9,938
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  12,345,000 10,768
Saudi Arabian Oil, 5.25%, 7/17/34 (USD) (1) 5,140,000 5,199
64,380
Total Saudi Arabia (Cost $107,884) 99,004
SENEGAL 0.0%
Government Bonds 0.0%
Republic of Senegal, 6.25%, 5/23/33 (USD) (1) 430,000 284

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Senegal, 6.25%, 5/23/33 (USD)  310,000 205
Republic of Senegal, Series 7Y, 7.75%, 6/10/31 (USD)  270,000 198
Total Senegal (Cost $945) 687
SERBIA 0.5%
Government Bonds 0.5%
Republic of Serbia, 6.25%, 5/26/28 (USD) (1) 20,010,000 20,704
Republic of Serbia, 6.50%, 9/26/33 (USD)  5,295,000 5,583
Total Serbia (Cost $25,550) 26,287
SINGAPORE 0.2%
Convertible Bonds 0.2%
Sea, 2.375%, 12/1/25 (USD)  5,115,000 9,107
Total Singapore (Cost $7,430) 9,107
SOUTH AFRICA 3.3%
Corporate Bonds 0.1%
Transnet, 8.25%, 2/6/28 (USD)  5,565,000 5,763
5,763
Government Bonds 3.2%
Republic of South Africa, 7.10%, 11/19/36 (USD) (1) 7,950,000 7,895
Republic of South Africa, 7.10%, 11/19/36 (USD)  85,074,000 84,490
Republic of South Africa, 7.95%, 11/19/54 (USD) (1) 19,055,000 18,215
Republic of South Africa, Series 10Y, 5.875%, 4/20/32 (USD)  8,290,000 8,126
Republic of South Africa, Series 30Y, 5.65%, 9/27/47 (USD)  21,590,000 16,179
Republic of South Africa, Series 30Y, 6.25%, 3/8/41 (USD)  10,050,000 8,703
Republic of South Africa, Series 30Y, 7.30%, 4/20/52 (USD)  10,185,000 9,192
152,800
Total South Africa (Cost $163,015) 158,563
SOUTH KOREA 0.2%
Corporate Bonds 0.2%
Hanwha Totalenergies Petrochemical, 5.50%, 7/18/29 (USD)  11,890,000 12,028
Total South Korea (Cost $11,877) 12,028

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SRI LANKA 3.1%
Corporate Bonds 0.0%
SriLankan Airlines, 7.00%, 6/25/24 (USD) (5)(6) 1,449,000 1,345
1,345
Government Bonds 3.1%
Republic of Sri Lanka, 4.00%, 4/15/28 (USD) (1) 17,625,455 16,590
Republic of Sri Lanka, STEP, 3.10%, 1/15/30 (USD) (1) 18,152,073 16,223
Republic of Sri Lanka, STEP, 3.35%, 3/15/33 (USD) (1) 35,604,981 28,827
Republic of Sri Lanka, STEP, 3.60%, 6/15/35 (USD) (1) 72,568,964 49,958
Republic of Sri Lanka, STEP, 3.60%, 6/15/35 (USD)  13,465,000 9,270
Republic of Sri Lanka, STEP, 3.60%, 5/15/36 (USD) (1) 16,685,398 13,619
Republic of Sri Lanka, STEP, 3.60%, 2/15/38 (USD) (1) 19,804,818 16,127
150,614
Total Sri Lanka (Cost $144,332) 151,959
SUPRANATIONAL 0.5%
Government Bonds 0.5%
Corp. Andina de Fomento, VR, 6.75% (USD) (1)(2)(3) 8,630,000 8,703
International Bank for Reconstruction & Development, Zero
Coupon, 3/31/27 (USD)  14,075,000 13,118
Total Supranational (Cost $21,849) 21,821
SURINAME 1.0%
Government Bonds 1.0%
Republic of Suriname, 7.95%, 7/15/33, (4.95% Cash and
3.00% PIK) (USD) (1)(7) 29,693,410 29,456
Republic of Suriname, VR, 9.00%, 12/31/50 (USD) (1) 18,316,000 20,642
Total Suriname (Cost $31,254) 50,098
TANZANIA 0.4%
Convertible Bonds 0.1%
HTA Group, 2.875%, 3/18/27 (USD)  3,400,000 3,229
3,229

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 0.3%
HTA Group, 7.50%, 6/4/29 (USD) (1) 13,460,000 13,824
13,824
Total Tanzania (Cost $16,842) 17,053
THAILAND 0.6%
Corporate Bonds 0.6%
Bangkok Bank, VR, 3.466%, 9/23/36 (USD) (1)(3) 18,870,000 16,808
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  16,790,000 10,291
Total Thailand (Cost $28,852) 27,099
TRINIDAD AND TOBAGO 0.2%
Government Bonds 0.2%
Republic of Trinidad & Tobago, 6.40%, 6/26/34 (USD) (1) 10,270,000 10,111
Total Trinidad and Tobago (Cost $10,270) 10,111
TÜRKIYE 3.6%
Government Bonds 3.6%
Republic of Turkiye, 6.50%, 1/3/35 (USD)  15,500,000 14,667
Republic of Turkiye, 7.25%, 5/29/32 (USD)  11,670,000 11,729
Republic of Turkiye, Series 10Y, 5.95%, 1/15/31 (USD)  26,785,000 25,863
Republic of Turkiye, Series 10Y, 7.625%, 5/15/34 (USD)  13,300,000 13,646
Republic of Turkiye, Series 10Y, 9.375%, 1/19/33 (USD)  11,630,000 13,148
Republic of Turkiye, Series 12Y, 6.50%, 9/20/33 (USD)  6,825,000 6,573
Republic of Turkiye, Series 2Y, 37.00%, 2/18/26  901,965,000 22,474
Republic of Turkiye, Series 30Y, 6.00%, 1/14/41 (USD)  31,340,000 25,905
Republic of Turkiye, Series 5Y, 9.875%, 1/15/28 (USD)  3,585,000 3,926
Republic of Turkiye, Series 6Y, 8.60%, 9/24/27 (USD)  10,975,000 11,650
Republic of Turkiye, Series 6Y, 9.375%, 3/14/29 (USD)  22,200,000 24,512
Total Türkiye (Cost $172,698) 174,093
UKRAINE 1.0%
Corporate Bonds 0.0%
MHP, 6.25%, 9/19/29 (USD)  2,538,000 2,069
2,069

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 1.0%
Government of Uk raine, STEP, 0.00%, 2/1/34 (USD) (1) 1 —
Government of Ukraine, STEP, 1.75%, 2/1/29 (USD) (1) 13,101,932 8,043
Government of Ukraine, STEP, 1.75%, 2/1/34 (USD) (1) 7,361,753 3,788
Government of Ukraine, STEP, 1.75%, 2/1/35 (USD) (1) 7,136,234 3,611
Government of Ukraine, STEP, 1.75%, 2/1/36 (USD) (1) 58,175,157 28,386
Government of Ukraine, STEP, 1.75%, 2/1/36 (USD)  5,205,000 2,540
46,368
Total Ukraine (Cost $51,181) 48,437
UNITED ARAB EMIRATES 1.0%
Corporate Bonds 1.0%
DP World, 5.25%, 12/24/29 (USD)  29,015,000 29,489
Galaxy Pipeline Assets Bidco, 2.625%, 3/31/36 (USD)  17,380,000 14,801
Ruwais Power, 6.00%, 8/31/36 (USD)  4,865,000 5,031
Total United Arab Emirates (Cost $48,837) 49,321
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming, Recovery Certificates, Acquisition Date:
8/23/18, Cost $— (EUR) (4)(5)(8) 4,463,430 15
Total United Kingdom (Cost $–) 15
UNITED STATES 0.2%
Corporate Bonds 0.2%
Hyundai Capital America, 5.60%, 3/30/28 (1) 11,450,000 11,710
Total United States (Cost $11,553) 11,710
URUGUAY 0.9%
Government Bonds 0.9%
Oriental Republic of Uruguay, 5.75%, 10/28/34 (USD)  16,385,000 17,322
Republic of Uruguay, 5.10%, 6/18/50 (USD)  30,085,000 27,858
Total Uruguay (Cost $45,877) 45,180

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UZBEKISTAN 0.6%
Corporate Bonds 0.2%
Navoi Mining & Metallurgical Combinat, 6.95%, 10/17/31
(USD) (1) 9,555,000 9,789
Uzbekneftegaz, 8.75%, 5/7/30 (USD) (1) 400,000 413
10,202
Government Bonds 0.4%
National Bank of Uzbekistan, 8.50%, 7/5/29 (USD)  550,000 579
Republic of Uzbekistan, 6.947%, 5/25/32 (USD) (1) 1,000,000 1,031
Republic of Uzbekistan, 6.947%, 5/25/32 (USD)  17,160,000 17,686
Republic of Uzbekistan, 7.85%, 10/12/28 (USD) (1) 1,000,000 1,069
20,365
Total Uzbekistan (Cost $30,074) 30,567
VENEZUELA 1.6%
Government Bonds 1.6%
Petroleos de Venezuela, 6.00%, 5/16/24 (USD) (5)(6) 9,185,000 1,173
Petroleos de Venezuela, 8.50%, 10/27/20 (USD) (5)(6) 12,471,000 11,567
Petroleos de Venezuela, 9.00%, 11/17/21 (USD) (5)(6) 339,540,000 43,889
Petroleos de Venezuela, 9.75%, 5/17/35 (USD) (5)(6) 985,000 146
Petroleos de Venezuela, 12.75%, 2/17/22 (USD) (5)(6) 43,593,000 6,483
Republic of Venezuela, 6.00%, 12/9/20 (USD) (5)(6) 1,070,000 150
Republic of Venezuela, 7.75%, 10/13/19 (USD) (5)(6) 61,570,000 9,167
Republic of Venezuela, 9.25%, 9/15/27 (USD) (5)(6) 10,000,000 2,037
Republic of Venezuela, 11.75%, 10/21/26 (USD) (5)(6) 14,600,000 2,951
Republic of Venezuela, 11.95%, 8/5/31 (USD) (5)(6) 800,000 148
Republic of Venezuela, 12.75%, 8/23/22 (USD) (5)(6) 8,850,000 1,607
Total Venezuela (Cost $215,131) 79,318
VIETNAM 0.1%
Government Bonds 0.1%
Socialist Republic of Vietnam, Series 30YR, FRN, 6M TSFR +
0.813%, 5.438%, 3/13/28 (USD)  4,750,000 4,542
Total Vietnam (Cost $4,586) 4,542

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ZAMBIA 0.3%
Government Bonds 0.3%
Republic of Zambia, 0.50%, 12/31/53 (USD)  22,564,889 15,545
Republic of Zambia, 13.00%, 9/20/31  8,450,000 297
Republic of Zambia, STEP, 5.75%, 6/30/33 (USD)  1,004,227 925
Total Zambia (Cost $15,081) 16,767
SHORT-TERM INVESTMENTS 1.8%
Money Market Funds 1.8%
T. Rowe Price Government Reserve Fund, 4.37% (9)(10) 86,343,439 86,343
Total Short-Term Investments (Cost $86,343) 86,343
Total Investments in Securities
98.9% of Net Assets
(Cost $4,976,057) $ 4,826,683
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,217,697 and represents 24.9% of net assets.
(2) Perpetual security with no stated maturity date.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $8,589 and represents 0.2% of net assets.
(5) Non-income producing
(6) Issuer has failed to make a scheduled interest and/or principal payment or is in default.

T. ROWE PRICE Emerging Markets Bond Fund

.
.
.
.
.
.
.
.
.
.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) See Note 2. Level 3 in fair value hierarchy.
(9) Seven-day yield
(10) Affiliated Companies
6M TSFR Six month term SOFR (Secured overnight financing rate)
CLP Chilean Peso
COP Colombian Peso
EGP Egyptian Pound
EUR Euro
FRN Floating Rate Note
ICP Chilean Average Chamber Index
IDR Indonesian Rupiah
MYR Malaysian Ringgit
PEN Peruvian New Sol
PHP Philippines Peso
PIK Payment-in-kind
PYG Paraguay Guarani
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TRY Turkish Lira
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Emerging Markets Bond Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Interest Rate Swaps 0.0%
Chile 0.0%
5 Year Interest Rate Swap, Receive
Fixed 4.729% Semi-Annually, Pay
Variable 4.887% (ICP) Semi-Annually,
5/22/30 28,675,000 98 — 98
Total Chile 98
Total Centrally Cleared Interest Rate Swaps 98
Total Centrally Cleared Swaps 98
Net payments (receipts) of variation margin to date (73)
Variation margin receivable (payable) on centrally cleared swaps $ 25

T. ROWE PRICE Emerging Markets Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 9/4/25 USD 46,543 MYR 197,626 $ (463)
Barclays Bank 9/2/25 TRY 178,855 USD 4,257 (14)
BNP Paribas 7/11/25 USD 22,558 IDR 382,398,979 (1,030)
Citibank 7/11/25 IDR 382,398,979 USD 23,511 77
Citibank 9/11/25 EGP 703,702 USD 13,045 762
Citibank 12/11/25 EGP 703,803 USD 12,581 705
Deutsche Bank 7/11/25 PEN 27,947 USD 7,901 (14)
Deutsche Bank 8/8/25 USD 11,019 CLP 10,416,449 (162)
Deutsche Bank 10/10/25 USD 7,882 PEN 27,947 16
HSBC Bank 8/8/25 USD 3,554 CLP 3,408,820 (105)
HSBC Bank 8/22/25 EUR 11,149 USD 12,646 534
HSBC Bank 9/4/25 USD 26,645 MYR 113,330 (310)
HSBC Bank 9/5/25 USD 11,181 PHP 624,899 101
JPMorgan Chase 8/22/25 EUR 199 USD 225 10
JPMorgan Chase 9/4/25 USD 21,511 MYR 91,534 (260)
Morgan Stanley 8/8/25 USD 5,210 CLP 4,901,859 (52)
Morgan Stanley 8/22/25 EUR 2,987 USD 3,384 147
RBC Dominion
Securities 8/8/25 USD 4,106 CLP 3,843,305 (19)
Standard Chartered 8/22/25 USD 164,279 EUR 145,100 (7,248)
UBS Investment Bank 7/11/25 PEN 22,521 USD 6,317 38
UBS Investment Bank 8/8/25 USD 2,509 CLP 2,356,138 (20)
UBS Investment Bank 9/5/25 USD 2,086 COP 8,807,199 (51)
UBS Investment Bank 10/10/25 USD 6,300 PEN 22,521 (39)
Wells Fargo 7/11/25 PEN 23,955 USD 6,746 14
Wells Fargo 7/11/25 USD 27,783 PEN 102,370 (1,106)
Wells Fargo 8/8/25 CLP 24,926,571 USD 26,554 202
Wells Fargo 9/5/25 USD 6,316 COP 26,421,596 (94)
Wells Fargo 10/10/25 USD 6,727 PEN 23,955 (15)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (8,396)

T. ROWE PRICE Emerging Markets Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 403 Euro BUND contracts 9/25 (61,784) $ 455
Short, 1,655 U.S. Treasury Notes ten year
contracts 9/25 (185,567) (1,538)
Long, 1,565 Ultra U.S. Treasury Bonds contracts 9/25 186,431 7,731
Net payments (receipts) of variation margin to date (5,236)
Variation margin receivable (payable) on open futures contracts $ 1,412

T. ROWE PRICE Emerging Markets Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.37% $ —# $ — $ 2,689+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
6/30/25
T. Rowe Price Government
Reserve Fund, 4.37% $ 163,922  ¤  ¤ $ 86,343^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2,689 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $86,343.

T. ROWE PRICE Emerging Markets Bond Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $4,976,057) $ 4,826,683
Interest receivable 81,978
Foreign currency (cost $19,950) 20,006
Restricted cash pledged for bilateral derivatives 8,390
Cash deposits on futures contracts 6,742
Receivable for shares sold 4,949
Unrealized gain on forward currency exchange contracts 2,606
Due from affiliates 1,501
Variation margin receivable on futures contracts 1,412
Cash deposits on centrally cleared swaps 817
Receivable for investment securities sold 446
Cash 45
Variation margin receivable on centrally cleared swaps 25
Other assets 76
Total assets 4,955,676
Liabilities
Payable for investment securities purchased 53,737
Unrealized loss on forward currency exchange contracts 11,002
Payable for shares redeemed 6,043
Investment management fees payable 2,531
Payable to directors 4
Other liabilities 793
Total liabilities 74,110
Commitments and Contingent Liabilities (note 8 )
NET ASSETS $ 4,881,566

T. ROWE PRICE Emerging Markets Bond Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (1,575,138)
Paid-in capital applicable to 523,572,671 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 6,456,704
NET ASSETS $ 4,881,566
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $345,279; Shares outstanding: 37,032,704) $ 9.32
Advisor Class
(Net assets: $78; Shares outstanding: 8,369) $ 9.32
I Class
(Net assets: $1,642,266; Shares outstanding:
176,340,166) $ 9.31
Z Class
(Net assets: $2,893,943; Shares outstanding:
310,191,432) $ 9.33

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/25
Investment Income (Loss)
Income
.
  Interest (net of foreign taxes of $134) $ 167,081
Dividend 2,689
Other 4
Total income 169,774
Expenses
Investment management 16,536
Shareholder servicing
Investor Class $ 467
Advisor Class 1
I Class 61 529
Prospectus and shareholder reports
Investor Class 6
I Class 6 12
Custody and accounting 371
Legal and audit 173
Registration 68
Directors 8
Miscellaneous 47
Waived / paid by Price Associates (10,592)
Total expenses 7,152
Net investment income 162,622

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $119) (139,062)
Futures (32,843)
Swaps (124)
Forward currency exchange contracts (4,529)
Foreign currency transactions (965)
Net realized loss (177,523)
Change in net unrealized gain / loss
Securities 259,808
Futures 19,953
Swaps 98
Forward currency exchange contracts (21,362)
Other assets and liabilities denominated in foreign currencies 770
Change in net unrealized gain / loss 259,267
Net realized and unrealized gain / loss 81,744
INCREASE IN NET ASSETS FROM OPERATIONS $ 244,366

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 162,622 $ 277,236
Net realized loss (177,523) (175,575)
Change in net unrealized gain / loss 259,267 171,936
Increase in net assets from operations 244,366 273,597
Distributions to shareholders
Net earnings
Investor Class (10,422) (20,838)
Advisor Class (2) (4)
I Class (49,672) (53,777)
Z Class (104,395) (200,861)
Decrease in net assets from distributions (164,491) (275,480)
Capital share transactions
*
Shares sold
Investor Class 52,107 85,661
Advisor Class 2 10
I Class 180,062 702,082
Z Class 87,152 195,113
Shares issued in connection with fund acquisition
I Class – 367,005
Distributions reinvested
Investor Class 9,685 19,532
Advisor Class 2 4
I Class 46,138 48,948
Z Class 103,679 201,045
Shares redeemed
Investor Class (74,928) (133,716)
Advisor Class (1) (29)
I Class (188,747) (160,968)
Z Class (350,824) (500,632)
Increase (decrease) in net assets from capital
share transactions (135,673) 824,055

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Net Assets
Increase (decrease) during period (55,798) 822,172
Beginning of period 4,937,364 4,115,192
End of period $ 4,881,566 $ 4,937,364
*Share information (000s)
Shares sold
Investor Class 5,697 9,359
Advisor Class –
(1)
1
I Class 19,649 76,251
Z Class 9,318 21,468
Shares issued in connection with fund acquisition
I Class – 38,877
Distributions reinvested
Investor Class 1,051 2,131
Advisor Class –
(1)
–
(1)
I Class 5,012 5,334
Z Class 11,241 21,925
Shares redeemed
Investor Class (8,188) (14,597)
Advisor Class –
(1)
(3)
I Class (20,759) (17,482)
Z Class (39,081) (54,843)
Increase (decrease) in shares outstanding (16,060) 88,421
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE Emerging Markets Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets
Bond Fund (the fund) is a diversified, open-end management company established by the corporation. The fund seeks to provide high income and capital appreciation. The fund has four classes of shares: the Emerging Markets
Bond Fund (Investor Class), the Emerging Markets Bond Fund–Advisor Class
(Advisor Class), the Emerging Markets Bond Fund–I Class (I Class) and the
Emerging Markets Bond Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by
T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are

T. ROWE PRICE Emerging Markets Bond Fund

amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets; during the six months ended June 30, 2025, the Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as

T. ROWE PRICE Emerging Markets Bond Fund

may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Emerging Markets Bond Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be

T. ROWE PRICE Emerging Markets Bond Fund

the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.  Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length

T. ROWE PRICE Emerging Markets Bond Fund

transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):

T. ROWE PRICE Emerging Markets Bond Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 4,731,751 $ — $ 4,731,751
Common Stocks — — 15 15
Private Investment Company
2
— — — 8,574
Short-Term Investments 86,343 — — 86,343
Total Securities 86,343 4,731,751 15 4,826,683
Swaps* — 98 — 98
Forward Currency Exchange
Contracts — 2,606 — 2,606
Futures Contracts* 8,186 — — 8,186
Total $ 94,529 $ 4,734,455 $ 15 $ 4,837,573
Liabilities
Forward Currency Exchange
Contracts $ — $ 11,002 $ — $ 11,002
Futures Contracts* 1,538 — — 1,538
Total $ 1,538 $ 11,002 $ — $ 12,540
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Emerging Markets Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Centrally Cleared Swaps, Futures $ 8,284
Foreign exchange derivatives Forwards 2,606
*
Total $ 10,890
*
Liabilities
Interest rate derivatives Futures $ 1,538
Foreign exchange derivatives Forwards 11,002
Total $ 12,540
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^ Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ — $ (32,843) $ — $ — $ (32,843)
Foreign exchange
derivatives (1,118) — (4,529) — (5,647)
Credit derivatives — — — (124) (124)
Total $ (1,118) $ (32,843) $ (4,529) $ (124) $ (38,614)

T. ROWE PRICE Emerging Markets Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^ Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ — $ 19,953 $ — $ 98 $ 20,051
Foreign exchange
derivatives — — (21,362) — (21,362)
Total $ — $ 19,953 $ (21,362) $ 98 $ (1,311)
^ Options purchased are reported as securities.

T. ROWE PRICE Emerging Markets Bond Fund

or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2025, cash of $8,390,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of June 30, 2025, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $1,310,000 cash and securities valued at $493,000. As of June 30, 2025, cash of $7,559,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance

T. ROWE PRICE Emerging Markets Bond Fund

the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 6% and 8% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement

T. ROWE PRICE Emerging Markets Bond Fund

of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 7% and 9% of net assets.
Options   The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty
(OTC option) or through a central clearinghouse (exchange-traded option).
Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and currency values; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended June 30,
2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 8% of net assets.
Swaps  The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return

T. ROWE PRICE Emerging Markets Bond Fund

or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery

T. ROWE PRICE Emerging Markets Bond Fund

of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and
1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.

T. ROWE PRICE Emerging Markets Bond Fund

Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $1,461,524,000 and
$1,562,489,000, respectively, for the six months ended June 30, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2024, the fund had
$1,204,384,000 of available capital loss carryforwards.

T. ROWE PRICE Emerging Markets Bond Fund

At June 30, 2025, the cost of investments (including derivatives, if any)
for federal income tax purposes was $4,989,815,000. Net unrealized loss aggregated $164,583,000 at period-end, of which $185,126,000 related to appreciated investments and $349,709,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - ACQUISITION
On September 30, 2024, the fund acquired substantially all of the assets of the T. Rowe Price Institutional Emerging Markets Bond Fund (the acquired fund), pursuant to the Agreement and Plan of Reorganization dated May 8,
2024. The acquired fund had identical investment objectives, investment strategies and policies. The acquired fund was available only to institutional investors and required an initial investment of $1,000,000 while the fund’s
I Class requires an investment minimum of $500,000. In addition, the fund’s
I Class offered the same net expense ratio as that of the acquired fund at the time of reorganization. The Boards of the acquired fund and the fund approved the reorganization, and the acquired fund’s Board approved the liquidation and dissolution of the acquired fund. The acquisition was accomplished by a tax-free exchange of 38,877,326 shares of the fund’s I Class with a value of
$367,005,000 for all 52,945,448 shares of the acquired fund then outstanding, with the same value. The exchange was based on values at the close of the
NYSE on the immediately preceding business day, September 27, 2024. The

T. ROWE PRICE Emerging Markets Bond Fund

net assets of the acquired fund at that date included $18,013,000 of unrealized depreciation and $87,564,000 of net realized losses carried forward for tax purposes to offset distributable gains realized by the fund in the future. Assets of the acquired fund, including securities of $315,537,000, cash of $48,627,000, receivables and other assets of $4,332,000 and payables of $1,491,000, were combined with those of the fund, resulting in aggregate net assets of
$4,628,612,000 immediately after the acquisition. The net assets received, and shares issued by the fund were recorded at fair value; however, for financial reporting purposes, the historical cost basis of the investments received from the acquired fund will be carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Pro forma results of operations of the combined entity for the entire year ended
December 31, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), were as follows:
NOTE 8 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a
wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Prior to
May 1, 2025, Price Associates had entered into a sub-advisory agreement(s)
with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee and a group fee. The individual fund fee is equal to 0.36% of the fund’s average daily net assets; prior to June 1, 2025, the individual fund fee had been
0.41%. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee
($000s)
Net investment income $ 292,160
Net realized gain (loss) (182,479)
Change in net unrealized gain/loss 191,587
Increase (decrease) in net assets from operations $ 301,268

T. ROWE PRICE Emerging Markets Bond Fund

is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2025, the effective annual group fee rate was 0.28%. Price
Associates has agreed to permanently waive a portion of the fund’s annual investment management fee in order to limit the fund’s management fees to
0.70% of the fund’s average daily net assets. This agreement can only be modified or terminated with approval by the fund’s shareholders. The fund has no obligation to repay fees waived under this arrangement.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Emerging Markets Bond Fund

The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended June 30, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $2,000 remain subject to repayment by the fund at June 30, 2025. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended June 30,
2025, expenses incurred pursuant to these service agreements were $68,000 for Price Associates; $368,000 for T. Rowe Price Services, Inc.; and $4,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 1.05% 1.15% 0.01% 0.00%
Expense limitation date 02/29/28 02/29/28 02/29/28 N/A
(Waived)/repaid during the
period ($000s) $— $—
(1)
$(224) $(10,368)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Emerging Markets Bond Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2025, the fund was charged $3,000 for shareholder servicing costs related to the college savings plans, of which $1,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2025, approximately 1% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2025, approximately 13% of the I Class's and 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.

T. ROWE PRICE Emerging Markets Bond Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 9 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Emerging Markets Bond Fund

NOTE 10 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Emerging Markets Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
The Adviser had entered into investment subadvisory agreements (Subadvisory
Contracts) with T. Rowe Price International Ltd and T. Rowe Price Hong Kong
Limited (Subadvisers) on behalf of the fund. However, at the Meeting, the Board was presented with information explaining that investment management services would no longer be provided to the fund by these Subadvisers and the Adviser was not seeking continuation of these Subadvisory Contracts. As a result, the Board approved terminating these Subadvisory Contracts with respect to the fund at the end of their term on April 30, 2025.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management

T. ROWE PRICE Emerging Markets Bond Fund

team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that, effective January 1,
2024, the Adviser began using brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Emerging Markets Bond Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the rate decreases as total T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in
T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund is subject to a permanent expense limitation under which the Adviser has agreed to waive a portion of the management fee it is entitled to receive from the fund in order to limit the fund’s overall management fee rate to 0.70% of the fund’s average daily net assets. The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Emerging Markets Bond Fund

Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Emerging Markets Bond Fund

management fee rate ranked in the second quintile (Investor Class Expense
Group), first quintile (Advisor Class Expense Group), and fourth quintile (Expense
Universe), and the fund’s total expenses ranked in the fifth quintile (Investor Class
Expense Group and Expense Universe) and first quintile (Advisor Class Expense
Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Emerging Markets Bond Fund

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F110-051 8/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2025